RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		12 Months Ended
	May 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Net borrowings on loan payable - related party		$ 0	$ 0	$ 803,394
Loan payable - related party	$ 243,256		206,516	193,556
Balance due to related party	139,250		$ 108,000
Interest Expense, Related Party	$ 133,000
Percentage of interest expense due to related party	0.12		0.12
Deferred salary payable to related party			$ 108,000
Interest accrued related party	$ 19,275		15,660	2,700
Consulting fees for research and development	882,015	1,001,734	3,578,981	2,258,819
Deferred salary bearing interest			90,000
Stock based compensation	$ 115,721	161,500	$ 740,050	$ 2,158,050
Series G Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Redemption shares | shares			1,500
Redemption price			$ 1,500,000
Incentives Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share price | $ / shares	$ 1,000		$ 1,000	$ 1,000
Employment Agreement [Member] | Incentives Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Incentive compensation plan payable	$ 1,042,000		$ 979,000	$ 479,500
Stock based compensation				1,500,000
Redemption price				$ 1,500,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Incentive compensation plan payable	$ 63,000	$ 161,500	$ 499,500
Chief Executive Officer [Member] | Employment Agreement [Member] | Series G Preferred Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Redemption shares | shares				1,500